                                  ANNUAL REPORT

                                DECEMBER 31, 1997

                              MUTUAL DISCOVERY FUND


[LOGO] FRANKLIN TEMPLETON

                               TECHNOLOGY UPDATE:
                               FRANKLIN TEMPLETON
                          COMBATS THE YEAR 2000 PROBLEM
                             By Charles B. Johnson,
                      President of Franklin Resources, Inc.


As we near the 21st century, Franklin Templeton is taking important steps to tackle the computer glitch dubbed the Year 2000 Problem, Y2K, or the Millennium Bug. The problem originated from the software designers' attempt to save memory by recording years in a two-digit format -- "98" instead of "1998", for example -- but didn't take into account that the year 2000 or "00", could also be interpreted as 1900. Uncorrected, this problem could prevent computers from accurately processing date-sensitive data after 1999.

Franklin Templeton's Information Services & Technology division established a Year 2000 Project Team that has already begun making the necessary software changes to help ensure that our computer systems, which service the funds and their shareholders, will be Year 2000 Compliant. As changes reach completion, we will conduct comprehensive tests to verify their effectiveness. We will also require all of our major software or data-services suppliers to be Year-2000 Compliant.

In addition, with an estimated 80% of businesses facing the Year 2000 Problem, mutual fund portfolio managers must be aware of the impact it could have on companies in their portfolios. That's why Franklin Templeton portfolio managers consistently keep this issue in mind while selecting investments and managing their portfolios.

SHAREHOLDER LETTER

-------------------------------------------------------------------------
Your Fund's Objective: The Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks, bonds, and securities of smaller capitalization companies. The fund also expects to invest approximately 50% of its assets in foreign securities.
-------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this annual report of the Mutual Discovery Fund, which covers the 12 months ended December 31, 1997. The fund's Class Z shares produced a 22.94% cumulative total return for the year, as discussed in the Performance Summary on page 5. During the same period, the Standard and Poor's(R) 500 Stock Index (S&P 500(R)) returned 31.63%.*

Despite occasional setbacks caused by warnings of "irrational exuberance" in the domestic equity market and Asia's economic crises, the U.S. and European stock markets demonstrated tremendous resilience, making 1997 yet another year in the extraordinary bull market that began at least three years ago. From the beginning of 1995 through the end of 1997, U.S. stock prices more than doubled, as measured by the S&P 500. Finding cheap stocks became even tougher during the past



*Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

You may find a complete listing of the fund's portfolio holdings, including the number of shares and dollar value, beginning on page 17 of this report.


CONTENTS

Shareholder Letter.................................  1

Performance Summary
    Class Z........................................  5
    Class I........................................  8
    Class II....................................... 11

Financial Highlights &
  Statement of Investments......................... 14

Financial Statements............................... 30

Notes to Financial Statements...................... 33

Report of Independent Auditors..................... 43

Tax Designation.................................... 44


FUND CATEGORY

[FUND CATEGORY PYRAMID CHART]

          PORTFOLIO BREAKDOWN
          Based on Total Net Assets
          12/31/97

          [PORTFOLIO BREAKDOWN PIE CHART]

          Equities....................................  78.8%

          Bonds.......................................   4.3%

          Short-Term Investments &
            Other Net Assets..........................  16.9%



          TOP 10 INDUSTRIES
          12/31/97

                                                                % OF TOTAL
          INDUSTRY                                              NET ASSETS
          --------------------------------------------

          Multi-Industry                                             13.2%

          Broadcasting & Publishing                                   7.4%

          Financial Services                                          6.0%

          Insurance                                                   5.4%

          Real Estate                                                 4.0%

          Beverages & Tobacco                                         3.9%

          Industrial Components                                       3.3%

          Banking                                                     3.2%

          Energy Equipment & Services                                 3.1%

          Machinery & Engineering                                     3.0%


year as investors looking to "buy the dips" were willing to purchase securities at historically high valuations. As a result, our cash level increased somewhat by year-end, but it remained well within the fund's historical range. Since the fund's inception on December 31, 1992, year-end cash levels have been as high as 17% and as low as 3%.

At the end of the reporting period, stocks in the S&P 500 were trading at an average of 24 times earnings, with many of the names that dominate the index valued too high for our standards. However, we were still able to find opportunities in the domestic equity market. We purchased additional shares of U.S. West Media Group, which were up over 50% this year as the company's restructuring complemented investors' recognition of the value of its core cable business. In addition, during this period, the merger and acquisition environment, as well as divestiture activity, continued to be strong.

The fund also benefited from its European holdings. For example, in the U.K., investors embraced the privatized railroad firm, Railtrack Group Plc., as they began to understand the value of relaxation from government regulation, and the company's stock appreciated 164.87% over the reporting period. Reflecting the relative attractiveness of the European sector, the fund had 41% of its total net assets invested there at the end of the year.

We believe equity markets will present us with substantial opportunities in 1998. Although our direct exposure to Asia was virtually non-existent, the Asian economic crises of late 1997 may have a greater impact on some companies than the market has reflected. We are looking to see if these crises have created opportunities for us. However, we are always mindful of the lower risk, lower volatility philosophy of the fund and our investments everywhere are intended to be consistent with this.

In Europe, we anticipate an exciting year as the continent prepares for the limited introduction of the eurocurrency on January 1, 1999. While it may be years before the success or failure of the new system is known, we expect mistakes to occur and hope they force greater flexibility on the system, as well as offer us investment opportunities in the process.

We appreciate your participation in Mutual Discovery Fund and welcome your comments and suggestions.

Sincerely,
Franklin Mutual Advisers Senior Portfolio Management Team

      TOP 10 HOLDINGS
      12/31/97

      COMPANY,                                              % OF TOTAL
      INDUSTRY                                              NET ASSETS
      --------------------------------------------
      Aker RGI ASA,
      Multi-Industry                                              1.6%

      Kansas City Southern Industries Inc.,
      Multi-Industry                                              1.5%

      Societe Elf Aquitaine SA,
      Energy Sources                                              1.4%

      Southam Inc.,
      Broadcasting & Publishing                                   1.4%

      Suez Lyonnaise des Eaux SA,
      Business & Public Services                                  1.3%

      Railtrack Group Plc.,
      Transportation                                              1.2%

      RJR Nabisco Holding Corp.,
      Beverages & Tobacco                                         1.2%

      Custos AB,
      Multi-Industry                                              1.2%

      Sophus Berendsen AS,
      Multi-Industry                                              1.2%

      Investor AB,
      Multi-Industry                                              1.1%

Please remember, this discussion reflects our views and opinions as of December 31, 1997, the end of the reporting period. Market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

The fund's investments in smaller capitalization companies carry additional risks, as historically, these companies' securities have exhibited greater price volatility than those of larger companies. The fund also invests in foreign securities, which involve special risks including political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, or liquidations, as well as lower-rated "junk bonds," which entail higher credit risks. The risks associated with these investments are described in the fund's prospectus.

PERFORMANCE SUMMARY

CLASS Z

Mutual Discovery Fund - Class Z produced a 22.94% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains.

The fund's Class Z share price increased $1.71, from $17.18 on December 31, 1996, to $18.89 on December 31, 1997. During the reporting period, Class Z shareholders received per-share distributions of 81.00 cents ($0.8100) in dividend income, 51.00 cents ($0.5100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 6 compares the performance of Mutual Discovery Fund - Class Z since inception on December 31, 1992, and two unmanaged indices, Standard & Poor's 500 Stock Index (S&P 500) and the Russell 2000 Index.

Past performance is not predictive of future results.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes all fund expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


CLASS Z
Total Return Index Comparison
$10,000 Investment (12/31/92 - 12/31/97)

              MUTUAL DISCOVERY
 DATE         FUND - CLASS Z*    S&P 500**     RUSSELL 2000    S&P 500      Russell 2000**
--------      ----------------   ---------     ------------    ----------   --------------
12/31/92           $10,000       $10,000       $10,000
12/31/93           $13,585       $11,008       $11,891         10.08%         18.91%
12/31/94           $14,077       $11,153       $11,675          1.32%        -1.82%
12/31/95           $18,107       $15,345       $14,995         37.58%         28.44%
12/31/96           $22,620       $18,868       $17,467         22.96%         16.49%
12/31/97           $27,810       $25,162       $21,373         33.36%         22.36%


The historical performance shown pertains only to the fund's Class Z shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index.

Past performance is not predictive of future results.

 CLASS Z
 Periods ended 12/31/97

                                                                            SINCE
                                                                          INCEPTION
                                                   1-YEAR      3-YEAR     (12/31/92)
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                       22.94%      97.56%      178.10%
  Average Annual Total Return(2)                   22.94%      25.48%       22.70%
  Value of $10,000 Investment(3)                  $12,294     $19,756      $27,810


                          12/31/93    12/31/94    12/31/95    12/31/96     12/31/97
  ----------------------------------------------------------------------
  One-Year Total
    Return(4)              35.85%      3.62%       28.63%      24.93%       22.94%


1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the specified dates.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

CLASS I

Mutual Discovery Fund - Class I produced a 22.54% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.68, from $17.15 on December 31, 1996, to $18.83 on December 31, 1997. During the reporting period, Class I shareholders received per-share distributions of 76.62 cents ($0.7662) in dividend income, 51.00 cents ($0.5100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 9 compares the performance of Mutual Discovery Fund - Class I since inception on November 1, 1996, and two unmanaged indices, Standard & Poor's 500 Stock Index (S&P 500) and the Russell 2000 Index.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial

Past performance is not predictive of future results.

sales charge, all fund expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

CLASS I
Total Return Index Comparison
$10,000 Investment (11/1/96-12/31/97)

                MUTUAL DISCOVERY
 DATE           FUND - CLASS I*   S&P 500**     RUSSELL 2000     S&P 500     Russell 2000**
-----            --------------   ---------     ------------    ----------   --------------
 11/1/96            $ 9,551       $10,000       $10,000
11/30/96            $ 9,935       $10,756       $10,412          7.56%          4.12%
12/31/96            $10,015       $10,543       $10,685         -1.98%          2.62%
 1/31/97            $10,482       $11,202       $10,898          6.25%          2.00%
 2/28/97            $10,681       $11,289       $10,635          0.78%         -2.42%
 3/31/97            $10,581       $10,825       $10,133         -4.11%         -4.72%
 4/30/97            $10,599       $11,472       $10,161          5.97%          0.28%
 5/31/97            $10,978       $12,170       $11,291          6.09%         11.12%
 6/30/97            $11,381       $12,715       $11,775          4.48%          4.29%
 7/31/97            $11,870       $13,728       $12,323          7.96%          4.65%
 8/31/97            $11,758       $12,959       $12,605         -5.60%          2.29%
 9/30/97            $12,346       $13,669       $13,528          5.48%          7.32%
10/31/97            $11,983       $13,212       $12,934         -3.34%         -4.39%
11/30/97            $12,055       $13,824       $12,850          4.63%         -0.65%
12/31/97            $12,266       $14,062       $13,075          1.72%          1.75%


The historical performance shown pertains only to the fund's Class I shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures represent the change in value of an investment over the periods shown and include the maximum 4.5% initial sales charge, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index.

Past performance is not predictive of future results.

 CLASS I
 Periods ended 12/31/97

                                                                   SINCE
                                                                 INCEPTION
                                             1-YEAR              (11/1/96)
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                  22.54%               28.48%
  Average Annual Total Return(2)              17.02%               19.16%
  Value of $10,000 Investment(3)             $12,254              $12,848

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

CLASS II

Mutual Discovery Fund - Class II produced a 21.70% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.62, from $17.17 on December 31, 1996, to $18.79 on December 31, 1997. During
the reporting period, Class II shareholders received per-share distributions of
68.91 cents ($0.6891) in dividend income, 51.00 cents ($0.5100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 12 compares the performance of Mutual Discovery Fund - Class II since inception on November 1, 1996, and two unmanaged indices, Standard & Poor's 500 Stock Index (S&P 500) and the Russell 2000 Index.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes sales charges, all fund

Past performance is not predictive of future results.

expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

CLASS II
Total Return Index Comparison
$10,000 Investment (11/1/96-12/31/97)

               MUTUAL DISCOVERY
  DATE         FUND - CLASS II*   S&P 500**     RUSSELL 2000     S&P 500     Russell 2000**
  ----          ---------------   ---------     ------------    ----------   ---------------
 11/1/96            $ 9,899       $10,000       $10,000
11/30/96            $10,297       $10,756       $10,412          7.56%          4.12%
12/31/96            $10,380       $10,543       $10,685         -1.98%          2.62%
 1/31/97            $10,863       $11,202       $10,898          6.25%          2.00%
 2/28/97            $11,063       $11,289       $10,635          0.78%         -2.42%
 3/31/97            $10,948       $10,825       $10,133         -4.11%         -4.72%
 4/30/97            $10,960       $11,472       $10,161          5.97%          0.28%
 5/31/97            $11,347       $12,170       $11,291          6.09%         11.12%
 6/30/97            $11,752       $12,715       $11,775          4.48%          4.29%
 7/31/97            $12,258       $13,728       $12,323          7.96%          4.65%
 8/31/97            $12,135       $12,959       $12,605         -5.60%          2.29%
 9/30/97            $12,731       $13,669       $13,528          5.48%          7.32%
10/31/97            $12,350       $13,212       $12,934         -3.34%         -4.39%
11/30/97            $12,418       $13,824       $12,850          4.63%         -0.65%
12/31/97            $12,533       $14,062       $13,075          1.72%          1.75%

The historical performance shown pertains only to the fund's Class II shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures represent the change in value of an investment over the periods shown and include all sales charges, assuming reinvestment of dividends and capital gains. This was a period of generally rising security prices.

**Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index.

Past performance is not predictive of future results.

 CLASS II
 Periods ended 12/31/97

                                                                   SINCE
                                                                 INCEPTION
                                             1-YEAR              (11/1/96)
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                  21.70%               27.66%
  Average Annual Total Return(2)              19.51%               22.22%
  Value of $10,000 Investment(3)             $11,951              $12,766

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                             YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                             1997          1996          1995         1994        1993
                                                          --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS Z
(For a share outstanding throughout the year)
Net asset value, beginning of year.....................       $17.18        $15.16        $12.55      $13.05      $10.00
                                                          --------------------------------------------------------------
Income from investment operations:
 Net investment income.................................          .39           .34           .17         .15         .10
 Net realized and unrealized gain......................         3.49          3.39          3.40         .32        3.48
                                                          --------------------------------------------------------------
Total from investment operations.......................         3.88          3.73          3.57         .47        3.58
                                                          --------------------------------------------------------------
Less distributions from:
 Net investment income.................................         (.81)         (.31)         (.14)       (.16)       (.09)
 Net realized gains....................................        (1.36)        (1.40)         (.82)       (.81)       (.44)
                                                          --------------------------------------------------------------
Total distributions....................................        (2.17)        (1.71)         (.96)       (.97)       (.53)
                                                          --------------------------------------------------------------
Net asset value, end of year...........................       $18.89        $17.18        $15.16      $12.55      $13.05
                                                          ==============================================================
Total Return...........................................       22.94%        24.93%        28.63%       3.62%      35.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)........................   $3,879,550    $2,975,596    $1,370,221    $725,331    $548,387
Ratios to average net assets:
 Expenses..............................................        0.98%         0.96%         0.99%       0.99%       1.07%
 Expenses, excluding waiver and payments by
   affiliate...........................................        1.00%         0.99%         0.99%       0.99%       1.07%
 Net investment income.................................        1.82%         2.24%         2.00%       1.64%       1.17%
Portfolio turnover rate................................       58.15%        80.18%        73.23%      72.70%      90.37%
Average commission rate paid *.........................       $.0201        $.0257        --           --          --

*Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        -------------------------
                                                                                         1997++            1996+
                                                                                        -------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the year)
Net asset value, beginning of year...................................................     $17.15           $17.66
                                                                                        -------------------------
Income from investment operations:
 Net investment income...............................................................        .27              .11
 Net realized and unrealized gain....................................................       3.54              .74
                                                                                        -------------------------
Total from investment operations.....................................................       3.81              .85
                                                                                        -------------------------
Less distributions from:
 Net investment income...............................................................       (.77)            (.29)
 Net realized gains..................................................................      (1.36)           (1.07)
                                                                                        -------------------------
Total distributions..................................................................      (2.13)           (1.36)
                                                                                        -------------------------
Net asset value, end of year.........................................................     $18.83           $17.15
                                                                                        =========================
Total Return*........................................................................     22.54%            4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................................................   $693,952          $29,903
Ratios to average net assets:
 Expenses............................................................................      1.33%            1.38%**
 Expenses, excluding waiver and payments by affiliate................................      1.35%            1.51%**
 Net investment income...............................................................      1.39%            0.74%**
Portfolio turnover rate..............................................................     58.15%           80.18%
Average commission rate paid***......................................................     $.0201           $.0257

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                      -------------------------
                                                                                       1997++            1996+
                                                                                       -----------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the year)
Net asset value, beginning of year.................................................     $17.17           $17.66
                                                                                      -------------------------
Income from investment operations:
 Net investment income.............................................................        .15              .09
 Net realized and unrealized gain..................................................       3.52              .76
                                                                                      -------------------------
Total from investment operations...................................................       3.67              .85
                                                                                      -------------------------
Less distributions from:
 Net investment income.............................................................       (.69)            (.27)
 Net realized gains................................................................      (1.36)           (1.07)
                                                                                      -------------------------
Total distributions................................................................      (2.05)           (1.34)
                                                                                      -------------------------
Net asset value, end of year.......................................................     $18.79           $17.17
                                                                                      =========================
Total Return*......................................................................     21.70%            4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)....................................................   $402,625          $18,038
Ratios to average net assets:
 Expenses..........................................................................      1.98%            2.00%**
 Expenses, excluding waiver and payments by affiliate..............................      2.00%            2.13%**
 Net investment income.............................................................      0.74%            0.13%**
Portfolio turnover rate............................................................     58.15%           80.18%
Average commission rate paid***....................................................     $.0201           $.0257

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997

                                                                      COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  77.5%
AEROSPACE & MILITARY TECHNOLOGY  0.4%
Primex Technologies Inc..........................................  United States            26,820      $      905,175
Raytheon Co., A..................................................  United States            23,824           1,174,821
*Tracor Inc......................................................  United States           567,000          17,222,625
                                                                                                           -----------
                                                                                                            19,302,621
                                                                                                           -----------
AUTOMOBILES  0.5%
*Consorcio G Grupo Dina SA de CV, L, ADR.........................      Mexico               77,200             313,625
General Motors Corp..............................................  United States           373,600          22,649,500
*Magneti Marelli SpA.............................................      Italy             2,087,700           3,529,853
                                                                                                           -----------
                                                                                                            26,492,978
                                                                                                           -----------
BANKING  3.2%
Affiliated Community Bancorp Inc.................................  United States           144,375           5,450,157
+Alliance Bancorp of New England Inc.............................  United States           133,733           2,206,594
*Banca Nazionale del Lavoro SpA, fgn.............................      Italy               787,000          12,234,313
Banco Latinoamericano de Exportaciones SA, E.....................      Panama              164,100           6,789,638
*+Bank of Rhode Island...........................................  United States           228,300           2,283,000
*Banque Cantonale Vaudoise, fgn..................................   Switzerland             12,060           4,117,224
BG Bank AS, fgn..................................................     Denmark              501,400          33,734,497
*+Civic Bancorp..................................................  United States           289,709           5,649,331
*Credit National/Natexis.........................................      France              279,053          16,274,421
Merita Ltd., A...................................................     Finland            1,301,500           7,117,503
*Nordbanken Holding AB...........................................      Sweden            2,210,500          12,500,340
+Pacific Bank N.A................................................  United States           196,231           8,830,395
*+Rancho Santa Fe National Bank..................................  United States           347,223           4,861,122
*+Regent Bancshares Corp.........................................  United States           155,832           2,181,648
Santa Monica Bank................................................  United States            95,000           2,642,188
UST Corp., Inc...................................................  United States           296,900           8,238,975
+Western Bancorp.................................................  United States           586,638          19,359,069
Whitney Holding Corp.............................................  United States            51,800           2,952,600
                                                                                                           -----------
                                                                                                           157,423,015
                                                                                                           -----------
BEVERAGES & TOBACCO  3.9%
B.A.T. Industries Plc............................................  United Kingdom        2,702,994          24,615,855
Diageo Plc.......................................................  United Kingdom        3,030,000          27,792,915
Farmer Brothers Co...............................................  United States            74,202          13,875,774
Heineken Holding NV, A...........................................   Netherlands             75,085          11,553,532
Philip Morris Cos. Inc...........................................  United States         1,038,000          47,034,375
RJR Nabisco Holdings Corp........................................  United States         1,577,200          59,145,000
*Seita...........................................................      France               97,000           3,481,226
*Stroh Brewery Co., wts..........................................  United States            51,451              51,451
Swedish Match AB.................................................      Sweden            2,169,000           7,239,197
                                                                                                           -----------
                                                                                                           194,789,325
                                                                                                           -----------
BROADCASTING & PUBLISHING  7.1%
+Aamulehti Yhtymae OY, II........................................     Finland              633,950          21,173,548
+A-Pressen AS, A.................................................      Norway              590,000          13,000,000

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
BHC Communications Inc., A.......................................  United States            45,400      $    5,913,350
Comcast Corp., A.................................................  United States            30,000             956,250
Comcast Corp., Special A.........................................  United States           358,100          11,302,531
Dow Jones & Co. Inc..............................................  United States           393,500          21,126,031
Dun & Bradstreet Corp............................................  United States           229,600           7,103,250
Euromoney Publications Plc.......................................  United Kingdom          550,450          14,306,384
*Granite Broadcasting Corp.......................................  United States           270,300           2,449,594
John Fairfax Holdings Ltd........................................    Australia          10,812,889          22,551,371
Midland Independent Newspapers Plc...............................  United Kingdom        1,000,000           3,465,379
Mirror Group Plc.................................................  United Kingdom        7,866,350          25,386,575
*Modern Times Group AB, A........................................      Sweden               89,500             524,156
*Modern Times Group AB, B........................................      Sweden              895,987           5,360,191
NV Holdingsmij de Telegraaf......................................   Netherlands          1,463,630          27,574,121
Pearson Plc......................................................  United Kingdom        1,777,800          23,066,318
Quebecor Inc.....................................................      Canada              911,200          16,386,998
Shaw Brothers Hong Kong Ltd......................................    Hong Kong           4,939,700           3,665,412
Southam Inc......................................................      Canada            3,615,800          68,948,287
United News & Media Plc..........................................  United Kingdom        1,212,569          13,681,430
*US West Media Group.............................................  United States         1,183,500          34,173,563
*Young Broadcasting Corp., A.....................................  United States           353,500          13,698,132
                                                                                                        --------------
                                                                                                           355,812,871
                                                                                                        --------------
BUILDING MATERIALS & COMPONENTS  0.1%
Lone Star Industries Inc.........................................  United States            61,326           3,257,944
                                                                                                        --------------
BUSINESS & PUBLIC SERVICES  2.6%
Cie Generale Des Eaux............................................      France               82,600          11,528,454
Esselte AB, A....................................................      Sweden              439,196           8,297,258
Esselte AB, B....................................................      Sweden              131,200           2,660,386
IFIL Finanziaria Partecipazioni SpA..............................      Italy             1,571,000           5,712,081
Suez Lyonnaise des Eaux SA.......................................      France              600,000          66,395,281
Wheelabrator Technologies Inc....................................  United States           744,200          11,953,713
Yorkshire Water Plc..............................................  United Kingdom        2,782,000          22,114,177
                                                                                                        --------------
                                                                                                           128,661,350
                                                                                                        --------------
CHEMICALS  2.6%
Allied Colloids Group Plc........................................  United Kingdom        6,960,000          19,146,630
*Bush Boake Allen Inc............................................  United States           711,000          18,619,313
Chemfirst Inc....................................................  United States           836,200          23,622,650
Holliday Chemical Holdings Plc...................................  United Kingdom          563,000           2,117,445
Inspec Group Plc.................................................  United Kingdom        3,396,000          13,134,903
Laporte Plc......................................................  United Kingdom        1,856,000          20,377,349
Morton International Inc.........................................  United States           162,300           5,579,063
Olin Corp........................................................  United States           460,000          21,562,500
Yule Catto & Company Plc.........................................  United Kingdom        1,640,000           7,743,726
                                                                                                        --------------
                                                                                                           131,903,579
                                                                                                        --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
CONSTRUCTION & HOUSING  1.2%
Actividades de Construcciones Y Servicio (ACS)...................      Spain               381,420      $    9,238,200

*Actividades de Construcciones Y Servicio (ACS), rts.............      Spain                44,718               1,174

*Atkinson Guy F. of California...................................  United States           193,700             266,338

+Chicago Bridge & Iron Co........................................  United States           775,600          12,603,500

Grupo Acciona SA.................................................      Spain                96,643          15,769,905

Hollandsche Beton Groep NV.......................................   Netherlands            307,260           5,712,871

Martin Marietta Materials Inc....................................  United States           224,100           8,193,656

Skanska AB, B....................................................      Sweden              182,700           7,489,874
                                                                                                           -----------
                                                                                                            59,275,518
                                                                                                           -----------

DATA PROCESSING & REPRODUCTION  0.6%
*+Inso Corp......................................................  United States           961,500          11,117,344

*National Processing Inc.........................................  United States           905,200           8,938,849

+Tecnost Mael SpA................................................      Italy             3,801,000           7,713,731
                                                                                                           -----------
                                                                                                            27,769,924
                                                                                                           -----------

ELECTRICAL & ELECTRONICS  1.0%
(R)+Distribution Systems SpA.....................................      Italy                   500              20,669

(R)+MWCR Elettronica SRL.........................................      Italy                69,056              69,056

(R)+MWCR LLC.....................................................      Italy            13,505,313          13,505,313

Philips Electronics NV...........................................   Netherlands            201,500          12,084,137

Philips Electronics NV ADR.......................................   Netherlands            120,000           7,260,000

(R)+Sweda Industrie Elettroniche SpA.............................      Italy                   500              20,669

*Wang Laboratories Inc., A.......................................  United States           797,000          17,633,625
                                                                                                           -----------
                                                                                                            50,593,469
                                                                                                           -----------

ELECTRONIC COMPONENTS & INSTRUMENTS  1.4%
*Amphenol Corp., A...............................................  United States           529,600          29,492,100

*Dynatech Corp...................................................  United States           576,600          27,028,125

*NBS Technologies Inc............................................      Canada              364,800             768,376

Spectra Physics AB, A............................................      Sweden              560,000          10,614,743
                                                                                                           -----------
                                                                                                            67,903,344
                                                                                                           -----------

ENERGY EQUIPMENT & SERVICES  3.1%
Bouygues Offshore SA.............................................      France               45,661           1,912,626

Bouygues Offshore SA, ADR........................................      France              734,000          15,964,500

Cie Generale De Geophysique SA...................................      France              104,717          13,397,373

*Cie Generale De Geophysique SA, ADR.............................      France              592,590          15,185,119

*ISIS SA.........................................................      France               70,304           7,709,669

Shaw Industries Ltd., A..........................................      Canada              173,700           5,907,295

Transocean Offshore Inc..........................................  United States           793,968          38,259,333

*Trico Marine Services Inc.......................................  United States           750,000          22,031,250

*United Meridian Corp............................................  United States           367,000          10,321,875

*Veritas DGC Inc.................................................  United States           558,800          22,072,600
                                                                                                           -----------
                                                                                                           152,761,640
                                                                                                           -----------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
ENERGY SOURCES  2.3%
Saga Petroleum AS, A.............................................      Norway              858,400      $   14,781,939

Saga Petroleum AS, B.............................................      Norway            1,295,500          19,674,034

Shell Transport & Trading Co. Plc................................  United Kingdom          825,000           5,982,090

Societe Elf Aquitaine SA, ADR....................................      France              205,500          12,047,438

Societe Elf Aquitane SA..........................................      France              515,691          59,979,015
                                                                                                        --------------
                                                                                                           112,464,516
                                                                                                        --------------

FINANCIAL SERVICES  5.9%
Advanta Corp., A.................................................  United States            60,800           1,596,000

Advanta Corp., B.................................................  United States           673,900          17,100,213

Annaly Mortgage Management Inc...................................  United States           160,000           1,760,000

Austria Fund Inc.................................................     Austria              349,300           3,514,832

Axa-UAP SA.......................................................      France              177,200          13,711,398

Bayonne Bancshares Inc...........................................  United States           235,000           3,143,125

*Capital Factors Holding, Inc....................................  United States           500,000           9,500,000

Central European Equity Fund Inc.................................     Germany              119,135           2,181,660

*Cityscape Financial Corp........................................  United States           593,000             296,500

*Coast Savings Financial Inc.....................................  United States           167,400          11,477,363

*(R)Cobalt Holdings LLC..........................................  United States            15,356               1,535

Commonwealth Bancorp Inc.........................................  United States           500,000           9,937,500

*+Continental Information Systems Inc............................  United States           498,209           1,307,798

*Dexia France....................................................      France               84,134           9,743,524

Eaton Vance Corp.................................................  United States           344,000          12,986,000

*Edinburg Dragon Trust Plc.......................................  United Kingdom        1,550,000           1,400,112

*Federal Trust Corp..............................................  United States            55,000             151,250

Greater Delaware Valley Savings Bank.............................  United States            12,000             367,500

Growth Fund Spain Inc............................................      Spain               138,500           2,276,594

*IMC Mortgage Co.................................................  United States            63,500             754,063

Imperial Credit Commercial Mortgage Investment...................  United States           145,000           2,120,625

Julius Baer Holdings AG..........................................   Switzerland              6,720          12,459,344

(R)+Laser Mortgage Management Inc................................  United States         1,691,833          24,531,578

Liberty Financial Companies Inc..................................  United States           106,725           4,028,869

*Life Financial Corp.............................................  United States           253,000           3,194,125

+Little Falls Bancorp............................................  United States           170,000           3,421,250

Long Island Bancorp Inc..........................................  United States           251,200          12,465,800

Mercury Asset Management Group Plc...............................  United Kingdom          300,000           8,356,326

Mercury European Privatization Trust Plc.........................  United Kingdom       15,452,253          33,499,169

*Mercury European Privitization Trust Plc., wts..................  United Kingdom        6,135,000           5,113,508

Morgan Stanley, Dean Witter Discover & Co........................  United States           209,900          12,410,338

New Germany Fund Inc.............................................     Germany              932,600          12,590,100

+North Central Bancshares Inc....................................  United States           323,500           6,429,563

Northwest Savings Bank...........................................  United States           100,000           1,412,500

Pargesa Holdings SA..............................................   Switzerland             13,000          16,009,305

Peoples Bancorp Inc..............................................  United States            79,200           3,583,800

Pioneer Group Inc................................................  United States           122,900           3,456,563

*+Regent Kingpin Chile Value Fund................................      Chile               212,505             303,883

*Security Capital Group, B.......................................  United States            42,500           1,381,250


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
*SPS Transaction Services Inc....................................  United States           320,500      $    7,231,281
Trilon Financial Corporation.....................................      Canada            2,095,700          16,864,745

United Corporations Ltd..........................................      Canada               38,398           1,370,350
                                                                                                        --------------
                                                                                                           295,441,239
                                                                                                        --------------

FOOD & HOUSEHOLD PRODUCTS  1.3%
Cadbury Schweppes Plc............................................  United Kingdom        1,377,111          13,683,356

Lotte Confectionary Co. Ltd......................................   South Korea             17,370             953,044

*Metsa Tissue OY.................................................     Finland            1,327,500          12,789,721

Ralcorp Holdings Inc.............................................  United States           614,400          10,406,400

*Scott's Restaurants Inc.........................................      Canada              523,900           1,833,036

*Scott's Restaurants Inc., C.....................................      Canada              626,600           2,247,175

Sucriere de Pithiviers Le-Vieil SA...............................      France               11,568           6,477,388

U.S. Industries Inc..............................................  United States           244,200           7,356,525

Van Melle NV.....................................................   Netherlands            159,129          11,379,530
                                                                                                        --------------
                                                                                                            67,126,175
                                                                                                        --------------

FOREST PRODUCTS & PAPER  0.1%
Fletcher Challenge Canada Ltd., A................................      Canada              350,000           4,775,900
                                                                                                        --------------
HEALTH & PERSONAL CARE  2.7%
*Apria Healthcare Group Inc......................................  United States         1,385,100          18,612,281

*Beverly Enterprises Inc.........................................  United States           806,100          10,479,300

*(R)Cape Ann Investors LLC.......................................  United States         1,669,713           1,546,989

*Foundation Health Systems, A....................................  United States           879,710          19,683,511

Instrumentarium Group, B.........................................     Finland              220,400           7,482,566

*Mid-Atlantic Medical Services Inc...............................  United States           616,700           7,862,925

*Oxford Health Plans Inc.........................................  United States           765,500          11,913,094

*Pacificare Health Systems Inc., A...............................  United States            47,464           2,385,066

*Pacificare Health Systems Inc., B...............................  United States            74,744           3,914,717

*Paragon Health Networks Inc.....................................  United States           612,447          11,980,990

*PharMerica Inc..................................................  United States           366,856           3,806,132

*+Summit Care Corp...............................................  United States           887,300          14,529,538

*+United Dental Care Inc.........................................  United States           534,300           5,743,725

*Vencor Inc......................................................  United States           244,400           5,972,525

*Vitalink Pharmacy Services Inc..................................  United States           375,131           9,050,035
                                                                                                        --------------
                                                                                                           134,963,394
                                                                                                        --------------

INDUSTRIAL COMPONENTS  3.3%
Charter Plc......................................................  United Kingdom        3,692,010          45,325,474

+DT Industries Inc...............................................  United States         1,130,300          38,430,200

Kennametal Inc...................................................  United States           970,000          50,258,125

Lucas Varity Plc.................................................  United Kingdom        4,701,213          16,638,934

(R)+MB-Motori LLC................................................      Italy               557,863             546,706

Michelin SA, B...................................................      France              244,026          12,285,433
                                                                                                        --------------
                                                                                                           163,484,872
                                                                                                        --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
INSURANCE  5.3%
*Alleghany Corp..................................................  United States            44,261      $   12,603,320

Allmerica Financial Corp.........................................  United States           168,308           8,404,881

American General Corp............................................  United States           274,741          14,853,185

Argonaut Group Inc...............................................  United States            47,383           1,605,099

Arthur J Gallagher Co............................................  United States           479,900          16,526,556

Assurances Generales de France AGF...............................      France              834,137          44,198,104

*(R)CGA Group Ltd................................................  United States           139,785             698,925

Citizens Corp....................................................  United States           558,000          16,042,500

Guardian Royal Exchange Plc......................................  United Kingdom        1,815,000           9,687,870

Koelnische Rueckversicherungs AG.................................     Germany               16,757          15,369,122

National Security Group Inc......................................  United States            48,430             853,579

Pohjola Insurance Co. Ltd........................................     Finland              269,700           9,997,688

Pohjola Insurance Co. Ltd., A....................................     Finland              195,000           7,300,154

Provident Companies Inc..........................................  United States           306,400          11,834,700

PXRE Corp........................................................  United States           333,700          11,074,669

Reliable Life Insurance Co., A...................................  United States            23,814           2,702,889

Royal & Sun Alliance Insurance Group Plc.........................  United Kingdom        2,632,436          26,372,782

SAFECO Corp......................................................  United States           154,000           7,507,500

Sampo Insurance Co. Ltd., A......................................     Finland              564,452          18,645,188

SCOR SA..........................................................      France               98,615           4,715,693

*(R)St. George Holdings Ltd., A..................................  United States           152,073              15,207

*(R)St. George Holdings Ltd., B..................................  United States             1,495                 150

*Topdanmark AS...................................................     Denmark               59,088          11,210,671

Twentieth Century Industries California..........................  United States            56,900           1,479,400

*Union Assurances Federales SA...................................      France               73,630           9,664,817
                                                                                                        --------------
                                                                                                           263,364,649
                                                                                                        --------------

LEISURE & TOURISM  0.6%
Gaylord Entertainment Co., A.....................................  United States           227,833           7,276,416

La Quinta Inns Inc...............................................  United States         1,094,500          21,137,531
                                                                                                        --------------
                                                                                                            28,413,947
                                                                                                        --------------

MACHINERY & ENGINEERING  3.0%
Bucher Holding AG, br............................................   Switzerland             11,413           9,916,540

Cardo AB.........................................................      Sweden              187,600           4,890,893

IMI Plc..........................................................  United Kingdom        3,070,000          20,445,490

*Munters AB......................................................      Sweden              425,800           3,673,510

Partek AB........................................................     Finland            1,610,700          24,563,086

Rauma OY.........................................................     Finland              810,000          12,634,882

Safety Kleen Corp................................................  United States         1,698,000          46,588,875

Triplex Lloyd Plc................................................  United Kingdom        1,335,222           5,975,693

TT Group Plc.....................................................  United Kingdom        4,530,000          20,571,295
                                                                                                        --------------
                                                                                                           149,260,264
                                                                                                        --------------

MERCHANDISING  2.4%
*BJ's Wholesale Club Inc.........................................  United States         1,251,800          39,275,225

*Dress Barn Inc..................................................  United States           133,000           3,773,875


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
FKI Plc..........................................................  United Kingdom          650,000      $    2,049,665
*Food Lion Inc., A...............................................  United States            35,000             295,313

*Food Lion Inc., B...............................................  United States           587,400           4,846,050

*Footstar Inc....................................................  United States           652,700          17,541,313

*Hills Stores Co.................................................  United States            67,393             214,815

*Homebase Inc....................................................  United States         1,212,500           9,548,438

*Homeland Holdings Corp..........................................  United States            38,115             173,434

*Homeland Holdings Corp., when issue.............................  United States           168,809           1,097,259

*Nine West Group Inc.............................................  United States           858,500          22,267,344

*Norwood Promotional Products Inc................................  United States            94,900           1,447,225

Vendome Luxury Group Plc.........................................  United Kingdom        2,350,000          18,371,436
                                                                                                        --------------
                                                                                                           120,901,392
                                                                                                        --------------

METALS & MINING  0.5%
*Algoma Steel Inc................................................      Canada            1,312,703           4,546,993

*Handy & Harman..................................................  United States            77,500           2,673,750

*Stillwater Mining Co............................................  United States           790,500          13,240,875

*WHX Corp........................................................  United States           439,800           5,222,625
                                                                                                        --------------
                                                                                                            25,684,243
                                                                                                        --------------

MISC MATERIALS & COMMODITIES  0.1%
De Beers/Centenary Linked Units, ADR.............................   South Africa           187,000           3,821,813

De Beers/Centenary Linked Units, Reg.............................   South Africa           172,000           3,499,024
                                                                                                        --------------
                                                                                                             7,320,837
                                                                                                        --------------

MULTI-INDUSTRY  13.2%
Aker RGI ASA, A..................................................      Norway            1,363,093          24,581,881

Aker RGI ASA, B..................................................      Norway            3,513,818          57,173,988

Bulten AB, B.....................................................      Sweden              828,000           7,508,407

CGIP-Compagnie Generale Industrie de Participation...............      France               96,364          34,584,405

Cie Financiere Richemont AG, A...................................   Switzerland             27,386          29,790,812

Custos AB, A.....................................................      Sweden              806,511          17,369,662

Custos AB, B.....................................................      Sweden            1,955,092          41,367,707

Empire Co. Ltd., A...............................................      Canada              714,100          10,868,532

Financiere Et Industrielle Gaz Et Eaux SA........................      France                4,792           2,066,169

Forvaltnings AB Ratos, B.........................................      Sweden            3,794,400          33,930,201

+Gendis Inc., A..................................................      Canada            1,567,500          23,308,754

*GTI Holding NV..................................................   Netherlands            311,500           7,804,207

Harcourt General Inc.............................................  United States           143,400           7,851,150

Hogg Robinson Plc................................................  United Kingdom        1,090,000           4,573,890

Industrivarden AB, A.............................................      Sweden               82,000           4,595,776

Investor AB, A...................................................      Sweden              209,650          10,218,586

Investor AB, B...................................................      Sweden              887,800          43,272,409

Invik & Co. AB, A................................................      Sweden               29,480           1,318,077

Invik & Co. AB, B................................................      Sweden              163,099           7,292,302

Kansas City Southern Industries Inc..............................  United States         2,322,700          73,745,725

Kinnevik AB, A...................................................      Sweden               89,500           1,521,745


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
COMMON STOCKS (CONT.)
MULTI-INDUSTRY (CONT.)
Kinnevik AB, B...................................................      Sweden              895,987      $   14,839,266
La France SA.....................................................      France               13,980           2,864,059
Lagardere S.C.A..................................................      France              707,146          23,381,582
Marine Wendel SA.................................................      France              129,266          14,691,027
Montaigne Participations et Gestion SA...........................      France                6,740           2,211,764
*Montedison SpA..................................................      Italy            17,550,000          15,734,483
Pilkington Plc...................................................  United Kingdom        7,027,600          14,773,565
Rieber & Son AS, B...............................................      Norway              641,400          17,393,898
Sophus Berendsen AS, A...........................................     Denmark               73,985          12,213,642
Sophus Berendsen AS, B...........................................     Denmark              276,553          45,608,501
Ste Eurafrance...................................................      France               23,715           9,653,859
Ste Generale de Belgique SA......................................     Belgium              269,320          24,641,570
Tomkins Plc......................................................  United Kingdom        2,594,887          12,103,336
Viad Corp........................................................  United States           237,600           4,588,650
                                                                                                           -----------
                                                                                                           659,443,587
                                                                                                           -----------
REAL ESTATE  3.4%
+Ambassador Apartments Inc.......................................  United States           787,500          16,192,969
Berkshire Realty Co..............................................  United States           636,650           7,639,800
*Castellum AB....................................................      Sweden            1,128,000          11,223,315
Fastighets AB Tornet, A..........................................      Sweden              551,994           7,855,933
First Union Real Estate Equity & Mtg. Investments, SBI...........  United States           460,400           7,481,500
*Insignia Financial Group Inc....................................  United States            82,400           1,895,200
LNR Property Corp................................................  United States           708,600          16,740,675
LNR Property Corp., B............................................  United States           638,100          15,075,113
+Mark Centers Trust..............................................  United States           463,400           4,170,600
*MBO Properties Inc..............................................  United States           273,144           2,321,724
(R)+MSCW Investors II, LLC.......................................  United Kingdom       10,438,000          17,329,809
Naeckebro AB, A..................................................      Sweden              420,400           6,115,467
Prime Group Realty Trust.........................................  United States           250,000           5,062,500
(R)+RE Acquisition LLC...........................................  United States        12,047,306          12,047,306
SL Green Realty Corporation......................................  United States            99,000           2,567,813
Ste des Immeubles De France......................................      France               92,238           5,532,594
Tower Realty Trust Inc...........................................  United States           307,900           7,582,038
*Trizec Hahn Corp., wts., A......................................      Canada            1,131,530           5,265,518
(R)+Value Property Trust.........................................  United States         1,101,955          16,488,002
(R)+Value Property Trust, wts....................................  United States             6,879              39,554
                                                                                                           -----------
                                                                                                           168,627,430
                                                                                                           -----------
RECREATION & OTHER CONSUMER GOODS  1.0%
EMI Group Plc....................................................  United Kingdom        3,141,952          27,052,431
(R)+Hancock LLC..................................................  United States         5,542,938           5,542,938
*+Scientific Games Holdings Corp.................................  United States           785,700          15,910,425
                                                                                                           -----------
                                                                                                            48,505,794
                                                                                                           -----------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS  1.4%
+Cellular Communications International Inc.......................  United States           449,000      $   20,990,750

*Ionica Group Plc., wts..........................................  United Kingdom            1,710             183,838

Koninklijke PTT Nederland NV.....................................   Netherlands            823,800          34,371,553

Koninklijke PTT Nederland NV, ADR................................   Netherlands             10,000             415,000

Telephone & Data Systems Inc.....................................  United States           335,000          15,550,507
                                                                                                            ----------
                                                                                                            71,511,648
                                                                                                            ----------
TRANSPORTATION  3.0%
Canadian National Railway Co.....................................      Canada              133,500           6,307,875

Florida East Coast Industries Inc................................  United States           122,100          11,736,863

*Fritz Companies Inc.............................................  United States           671,100           9,353,456

*(R)Golden Ocean Group Ltd., wts.................................  United States             1,540               7,700

*Landstar System Inc.............................................  United States           612,800          16,162,600

*MIF Ltd.........................................................      Norway              329,332           5,849,829

Railtrack Group Plc..............................................  United Kingdom        3,774,157          60,187,663

Smit Internationale NV, fgn......................................   Netherlands            280,800           7,616,699

*+Smithway Motor Xpress Corp., A.................................  United States           235,000           3,055,000

*+Transport Corp. of America Inc.................................  United States           385,000           6,063,750

Tranz Rail Holdings Ltd..........................................   New Zealand             93,100             351,380

Tranz Rail Holdings Ltd., ADR....................................   New Zealand          1,893,000          21,769,500
                                                                                                            ----------
                                                                                                           148,462,315
                                                                                                           -----------
UTILITIES ELECTRICAL GAS & WATER  0.3%
*Citizens Utilities Co., B.......................................  United States         1,490,700          14,347,988
                                                                                                            ----------
      TOTAL COMMON STOCKS (COST $3,285,010,388)..................                                        3,860,047,768
                                                                                                         -------------
PREFERRED STOCKS  1.2%
Asean Fund Ltd., pfd.............................................    Singapore             290,800           2,181,000

*(R)CGA Group Ltd., pfd., A......................................  United States           249,563           6,239,072

*(R)CGA Group Ltd., pfd., B......................................  United States            28,572             714,300

First Union Real Estate Equity & Mortgage Investment, conv.,
  pfd., A........................................................  United States           554,000          29,639,000

Gentra Inc., pfd., G.............................................      Canada               52,500             734,754

Gerdau SA, pfd...................................................      Brazil           63,000,000             790,287

Granite Broadcasting Corp., conv., pfd., A.......................  United States           115,220           5,588,170

*Hills Stores Co., conv., pfd., A................................  United States            13,165              39,495

Houghton Mifflin Co., 6.00%, conv., pfd..........................  United States           280,000           7,168,000

*Isosceles Plc., pfd., A.........................................  United Kingdom        1,291,300              21,208

North Atlantic Trading Company Inc., 12.00%, Pfd., 144A..........  United States            10,584             285,768

*Supermarkets General Holdings Corp., exchangeable, pfd..........  United States           204,080           2,040,800

*(R)Viasystems Inc., pfd., B.....................................  United States            71,400           1,517,250
                                                                                                             ---------
      TOTAL PREFERRED STOCKS (COST $48,065,316)..................                                           56,959,104
                                                                                                            ----------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                     COUNTRY           AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS  2.0%
Acindar Industries Argentina SA, FRN, 11/12/98..................    Argentina       $    7,900,000      $    7,742,000

American Commun. Services Inc., 0/11.00%, 11/1/05...............  United States          1,825,000           1,469,125

Asia Pulp & Paper Co. Ltd., 0/12.00%, 12/29/29, 144A............    Indonesia            1,225,000           1,084,125

Australis Holdings Ltd., 0/11.00%, 11/01/02.....................    Australia            3,000,000           1,740,000

Azteca Holdings, 11.00%, 6/15/02, 144A..........................      Mexico               400,000             414,000

Bally Total Fitness Hlding Corp., 9.875%, 10/15/07, 144A........  United States            375,000             379,688

Boston Chicken Inc., conv., zero coupon, 6/01/15................  United States          4,125,000             623,906

Burns Philp & Co. Ltd., 8.10%, 5/28/04..........................    Australia              500,000             450,000

(R)CGA Private Trust Company Ltd., FRN, 6/10/99.................  United States          1,071,425           1,071,425

CS Wireless Inc., zero coupon, B, 3/01/06.......................  United States          4,995,000           1,323,675

Cityscape Financial Corp., 12.75%, 6/01/04......................  United States          5,800,000           2,552,000

Club Regina Resorts Inc., 13.00%, 12/01/00......................  United States          2,750,000           2,811,875

Computervision Corp., 11.375%, 8/15/99..........................  United States         22,400,000          22,652,000

Computervision Corporation, 8.00%, 12/01/09.....................  United States          2,600,000           2,405,000

Consorcio G Grupo Dina SA de CV:
  8.00%, conv., 8/08/04.........................................      Mexico             1,305,000           1,115,775

  0/12.00%, 11/15/02............................................      Mexico             2,020,000           1,828,100

County Seat Stores Inc., 12.75%, 11/01/04, 144A.................  United States            600,000             618,000

Delco Remy International, 11.50%, 7/31/04.......................  United States          3,200,000           3,248,000

(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08...............  United States          1,700,000           1,742,500

Global Ocean Carriers Ltd., 10.25%, 7/15/07, 144A...............  United States          2,300,000           2,208,000

Globalstar LP
  10.75%, 11/01/04..............................................  United States            450,000             441,000

  11.25%, 6/15/04...............................................  United States            700,000             705,250

(R)Golden Ocean Group Ltd., 10.00%, 8/31/01.....................  United States          1,140,000             934,800

Grupo Simec SA de CV, 8.875%, 12/15/98, 144A....................      Mexico             1,300,000           1,144,000

Heilman 9.625%, 1/31/04.........................................  United States          7,550,000                 755

HIH Capital Ltd., 7.50%, conv., 9/25/06, 144A...................  United Kingdom         6,105,000           4,884,000

Hurricane Hydrocarbons Ltd., 11.75%, 11/1/04....................      Canada             1,500,000           1,425,000

Ionica Plc., 0/15.00%, 5/01/07..................................  United Kingdom         9,825,000           3,979,125

Jitney Jungle Stores of America Inc., 10.375%, 9/15/07..........  United States          1,050,000           1,094,625

Local Financial, 11.00%, 9/05/04................................  United States          1,000,000           1,060,000

Localiza Rent-A-Car SA, 10.25%, 10/01/05........................      Brazil               750,000             637,500

Nebco Evans Holding Company, 7/15/07, 144A......................  United States            775,000             507,625

North Atlantic Trading Company Inc., 11.00%, 6/15/04............  United States            500,000             521,250

Olivetti International NV, 3.75%, conv., 12/31/99...............      Italy         23,000,000,000ITL       14,431,881

Pennsylvania Econ Dev Fin Auth Recycling, 9.25%, 1/01/22........  United States          1,000,000             680,000

*Peoples Choice TV Corp., unit, 13.25%, conv., 6/01/04..........  United States              1,575             567,000

Port Walla Walla Wash Pub Corp., 9.125%, 1/1/26.................  United States          1,000,000             775,000

Price Communications Wireless, 11.75%, 7/15/07, 144A............  United States            330,000             359,700

Production Resource Group Plc., 11.50%, 12/15/07................  United States            900,000             904,500

RBX Corp., 12.00%, 1/15/03......................................  United States            900,000             922,500

Resource America Inc., 12.00%, 8/01/04, 144A....................  United States          1,300,000           1,329,250

Sassco Fashions Ltd., 12.75%, 2/15/05...........................  United States            636,875             665,534

Supermercados Norte SA, 10.875%, 2/09/04, 144A..................    Argentina              750,000             714,375


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                     COUNTRY           AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
TFM SA de CV:
  10.25%, 6/15/07, 144A.........................................      Mexico        $      350,000      $      360,500

  0/6.00%, 6/15/09..............................................      Mexico             1,700,000           1,083,750

Vicap SA, 11.375%, 5/15/07, 144A................................  United States          1,000,000           1,075,000

Wilsons The Leather Experts, 11.25%, 8/15/04....................  United States          1,250,000           1,231,250
                                                                                                          ------------
                                                                                                            99,914,364
      TOTAL BONDS (COST $88,621,569)............................                                          ------------

BONDS & NOTES IN REORGANIZATION  2.3%
Anchor Glass Container Corp., 9.91%, 7/15/99....................  United States          3,077,197           3,015,653

Buenos Aires Embotelladora SA, bank claim.......................  United States         30,844,118          21,590,882

Caldor Corp.:
  bank claim....................................................  United States          3,602,714           3,458,602

  bank claim, term loan.........................................  United States            491,014             304,429

Confederation Treasury Services Ltd.:
  9.50%, 6/10/97................................................      Canada               130,000CAD           60,950

  9.50%, 7/30/97................................................      Canada             4,000,000GBP        4,073,052

  1/1/00........................................................      Canada            11,229,833CAD        5,107,863

  10/27/04......................................................  United Kingdom         8,000,000           1,480,000

  3/11/04.......................................................      Canada             5,500,000           1,017,500

Continental Information Systems Inc.:
  bank claim....................................................  United States          2,126,507                 215

  bank claim....................................................  United States         13,824,792              34,562

Dow Corning Corp.:
  8.15%, 10/15/29...............................................  United States            500,000             600,000

  9.375%, 2/01/08...............................................  United States            100,000             127,500

  8.55%, 3/01/01................................................  United States          2,705,000           3,246,000

  bank claim....................................................  United States          1,241,480           1,533,228

  bank debt.....................................................  United States          3,250,000           4,013,750

  Swap..........................................................  United States          6,938,674           7,354,995

Eurotunnel Finance Ltd.:
  tranche A.....................................................  United Kingdom         4,000,000GBP        3,481,803

  tranche A1....................................................  United Kingdom         1,700,000GBP        1,479,766

  tranche B.....................................................  United Kingdom        10,811,683GBP        9,411,037

  tranche B.....................................................  United Kingdom         2,560,874XEU        1,463,083

  tranche B1....................................................  United Kingdom            66,301XEU           37,879

  tranche B1....................................................  United Kingdom         4,421,391GBP        3,848,603

  tranche C.....................................................      France            55,172,707FRF        4,766,937

  tranche C1....................................................      France            20,869,083FRF        1,803,094

  tranche E.....................................................      France               125,500XEU           71,701

  tranche E.....................................................      France            17,000,000FRF        1,468,805

  tranche E1....................................................      France             7,500,000FRF          648,002

Fokker, 6.25%, 11/04/98.........................................   Netherlands           5,000,000             917,176

Foxmeyer Health Corp.:
  reclamation trade claim.......................................  United States          5,105,144             969,977

  trade claim...................................................  United States          1,402,185           1,093,704

Harrah's 14.25%, 11/15/01.......................................  United States          4,050,000           1,275,750


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                     COUNTRY           AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Heartland Wireless Communications Inc.:
  13.00%, 4/15/03...............................................  United States     $      810,000      $      267,300

  13.00%, 4/15/03, Series D.....................................  United States            465,000             153,450

Isosceles Plc , bank claim......................................  United Kingdom           993,553GPB           16,318

Mercury Finance Co., bank claim:
  2/03/97.......................................................  United States            185,113             153,644

  2/04/97.......................................................  United States             81,622              67,746

  2/06/97.......................................................  United States            531,231             440,922

  2/07/97.......................................................  United States            244,748             203,141

  2/11/97.......................................................  United States            122,379             101,575

  2/13/97.......................................................  United States            206,478             171,377

  2/18/97.......................................................  United States             81,643              67,764

  2/19/97.......................................................  United States            253,919             210,753

  2/20/97.......................................................  United States            147,547             122,464

  2/21/97.......................................................  United States            450,792             374,157

  2/24/97.......................................................  United States            195,747             162,470

  2/27/97.......................................................  United States             46,969              38,984

  3/11/97.......................................................  United States             30,806              25,569

  3/14/97.......................................................  United States             55,043              45,685

  3/17/97.......................................................  United States            449,327             372,942

  4/11/97.......................................................  United States             24,835              20,613

  4/18/97.......................................................  United States             91,372              75,839

  4/22/97.......................................................  United States             52,214              43,338

  4/24/97.......................................................  United States             78,321              65,007

Mercury Finance Co., Bank Claim, MTN:
  5.66%, 3/10/97................................................  United States          2,532,701           2,102,142

  5.79%, 2/02/97................................................  United States            385,403             319,884

  6.16%, 12/15/98...............................................  United States          1,266,350           1,051,071

  6.29%, 12/16/97...............................................  United States          2,701,547           2,242,284

  7.33%, 6/29/99................................................  United States          1,013,080             840,857

  7.42%, 6/29/00................................................  United States          2,237,241           1,856,910

  7.5%, 6/29/01.................................................  United States          2,321,664           1,926,981

Southeast Banking Corp.
  6.5%, 3/15/99.................................................  United States            700,000             385,000

  10.5%, 4/11/01................................................  United States          7,800,000           4,368,000

  zero coupon, 12/16/96.........................................  United States            400,000             264,000

  zero coupon, 11/10/97.........................................  United States          5,800,000           3,828,000

Stratosphere Corp. 14.25%, 5/15/02..............................  United States          1,090,000             615,850
                                                                                                        --------------

      TOTAL BONDS & NOTES IN REORGANIZATION (COST                                                          112,758,535
  $92,714,944)..................................................                                        --------------
                                                                                        SHARES
                                                                                        ------

COMPANIES IN LIQUIDATION  0.1%
*City Investing Co., Liquidating Trust..........................  United States            100,000              87,500

*Petrie Stores Liquidating Trust, CBI...........................  United States          1,213,700           3,628,963
                                                                                                        --------------
                                                                                                             3,716,463
      TOTAL COMPANIES IN LIQUIDATION (COST $3,440,137)..........                                        --------------


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                     COUNTRY           AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS  13.0%
Federal National Mortgage Assn., 5.28% to 5.65%,
  with maturities to 12/04/98...................................  United States     $  355,000,000      $  329,405,973
Federal Home Loan Bank, 5.330% to 5.715%,
  with maturities to 12/11/98...................................  United States        321,275,000         317,530,308
                                                                                                        --------------
        TOTAL SHORT TERM INVESTMENTS (COST $646,816,770)........                                           646,936,281
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $4,164,669,124)  96.1%..........                                         4,780,332,515
        SECURITIES SOLD SHORT  (0.2%)...........................                                            (9,682,000)
        NET EQUITY IN FORWARD CONTRACTS  0.6%...................                                            29,962,369
        OTHER ASSETS, LESS LIABILITIES  3.5%....................                                           175,514,005
                                                                                                        --------------
        TOTAL NET ASSETS  100.0%................................                                        $4,976,126,889
                                                                                                        ==============
                     SECURITIES SOLD SHORT
                       -----------------
ISSUER
-----
                                                                     COUNTRY                SHARES               VALUE
                                                                      ------                 -----                ----
*Consorcio G Grupo Dina SA de CV, ADR...........................      Mexico                20,700      $      111,263
*DST Systems Inc................................................  United States             12,200             520,787
*HF Ahmanson & Co...............................................  United States            135,200           9,049,950
                                                                                                        --------------
      TOTAL SECURITIES SOLD SHORT (PROCEEDS $9,313,575).........                                        $    9,682,000
                                                                                                        ==============

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (See note 7).
+ Affiliated issuers (See note 8).

CURRENCY ABBREVIATIONS:
-------------------

CAD  -- Canadian Dollar
FRF  -- French Franc
GBP  -- British Pound
ITL  -- Italian Lira
XEU  -- European Currency Unit

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (3,868,055,807)..............................  $4,419,353,428
  Controlled affiliates (44,749,792)................................      48,839,643
  Non controlled affiliates (251,863,525)...........................     312,139,444     $4,780,332,515
                                                                        ------------
 Cash...............................................................                        114,575,874
 Receivables:
  Investment securities sold........................................                         43,564,607
  Capital shares sold...............................................                         16,878,157
  Dividends and interest............................................                         17,165,261
  From affiliates...................................................                            209,979
 Unrealized gain on forward exchange contracts (Note 9).............                         40,499,857
 Deposits with broker for securities sold short.....................                         21,866,588
 Other assets.......................................................                            174,574
                                                                                           ------------
     Total assets...................................................                      5,035,267,412
                                                                                           ------------
Liabilities:
 Payables:
  Investment securities purchased...................................                         18,682,365
  Capital shares redeemed...........................................                         12,097,754
  To affiliates.....................................................                          5,387,010
 Securities sold short, at value ($9,313,575).......................                          9,682,000
 Unrealized loss on forward exchange contracts (Note 9).............                         10,537,488
 Other liabilities..................................................                          2,753,906
                                                                                           ------------
     Total liabilities..............................................                         59,140,523
                                                                                           ------------
Net assets, at value................................................                     $4,976,126,889
                                                                                           ============
Net assets consist of:
 Accumulated distributions in excess of net investment income.......                     $  (31,183,193)
 Net unrealized appreciation........................................                        645,257,335
 Accumulated net realized gain......................................                         97,057,881
 Capital shares.....................................................                      4,264,994,866
                                                                                           ------------
Net assets, at value................................................                     $4,976,126,889
                                                                                           ============
CLASS Z
 Net asset value per share and offering price ($3,879,550,083 / 205,337,909 shares outstanding).............................................................................  $18.89
                                                                                             ======
CLASS I
 Net asset value per share ($693,952,130 / 36,860,777 shares outstanding)..................  $18.83
                                                                                             ======
 Maximum offering price per share (18.83 / 95.50%).........................................  $19.72
                                                                                             ======
CLASS II
 Net asset value per share ($402,624,676 / 21,431,763 shares outstanding)*.................  $18.79
                                                                                             ======
 Maximum offering price per share (18.79 / 99.00%).........................................  $18.98
                                                                                             ======

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment Income:
 (net of foreign taxes of $5,930,687)
 Dividends...........................................................   $ 64,554,775
 Interest............................................................     52,450,405
                                                                        ------------
     Total investment income.........................................                      $117,005,180
                                                                                           ------------
Expenses:
 Management fees (Note 4)............................................     33,584,048
 Administrative fees (Note 4)........................................      3,248,131
 Distribution fees (Note 4)
       Class I.......................................................      1,310,855
       Class II......................................................      2,033,424
 Transfer agent fees (Note 4)........................................      2,778,302
 Custodian fees......................................................        926,015
 Reports to shareholders.............................................        605,422
 Registration and filing fees........................................        604,752
 Professional fees...................................................        139,284
 Directors' fees and expenses........................................         49,169
 Amortization of organization costs..................................          3,383
 Other...............................................................        102,634
                                                                        ------------
     Total expenses..................................................                        45,385,419
     Expenses waived/paid by affiliate (Note 4)......................                          (898,924)
                                                                                           ------------
          Net expenses...............................................                        44,486,495
                                                                                           ------------
            Net investment income....................................                        72,518,685
                                                                                           ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments........................................................    310,976,453
  Foreign currency transactions......................................    141,594,592
                                                                        ------------
     Net realized gain...............................................                       452,571,045
 Net unrealized appreciation on:
  Investments........................................................    252,619,347
  Translation of assets and liabilities denominated in foreign
    currencies.......................................................     36,676,696
                                                                        ------------
     Net unrealized appreciation.....................................                       289,296,043
                                                                                           ------------
Net realized and unrealized gain.....................................                       741,867,088
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $814,385,773
                                                                                           ============

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                          1997                 1996
                                                                     -----------------------------------
Increase in net assets:
 Operations:
  Net investment income...........................................   $   72,518,685       $   49,915,932
  Net realized gain from investments and foreign currency
    transactions..................................................      452,571,045          234,293,883
  Net unrealized appreciation on investments and translation of
    assets and liabilities denominated in foreign currencies......      289,296,043          199,749,620
                                                                     -----------------------------------
    Net increase in net assets resulting from operations..........      814,385,773          483,959,435
 Distributions to shareholders from:
  Net investment income:
   Class Z........................................................     (152,494,403)         (49,056,367)
   Class I........................................................      (23,444,470)            (316,033)
   Class II.......................................................      (12,030,869)            (193,382)
  Net realized gains:
   Class Z........................................................     (256,049,659)        (214,035,299)
   Class I........................................................      (42,486,398)          (1,188,595)
   Class II.......................................................      (24,238,635)            (756,559)
 Capital share transactions (Note 3):
   Class Z........................................................      587,412,816        1,385,295,943
   Class I........................................................      670,558,331           30,918,577
   Class II.......................................................      390,977,659           18,687,584
                                                                     -----------------------------------
    Net increase in net assets....................................    1,952,590,145        1,653,315,304
Net assets:
 Beginning of year................................................    3,023,536,744        1,370,221,440
                                                                     -----------------------------------
 End of year......................................................   $4,976,126,889       $3,023,536,744
                                                                     ===================================
Distributions in excess of net investment income included in net assets:
 End of year......................................................   $  (31,183,193)      $   (4,135,091)
                                                                     ===================================

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing in small capitalization companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
h. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (Franklin Mutual), a subsidiary of FRI (the Merger). Franklin Mutual became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

3. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1997, there were 400 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, and 100 million were designated as Class Z, Class I, and Class II, respectively. Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------
                                                                   1997                                 1996
                                                       ------------------------------------------------------------------
                                                         SHARES          AMOUNT               SHARES           AMOUNT
                                                       ------------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................  47,155,697    $ 889,024,565          92,579,326    $1,546,731,608
Shares issued on reinvestment of distributions........  21,035,553      392,413,165          14,300,641       243,309,490
Shares Redeemed....................................... (36,032,508)    (694,024,914)        (24,057,746)     (404,745,155)
                                                       ------------------------------------------------------------------
Net increase..........................................  32,158,742    $ 587,412,816          82,822,221    $1,385,295,943
                                                       ==================================================================

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

3. CAPITAL STOCK (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                     1997                                1996*
                                                         ----------------------------------------------------------------
                                                           SHARES           AMOUNT               SHARES         AMOUNT
                                                         ----------------------------------------------------------------
CLASS I SHARES:
Shares sold.............................................  37,372,698    $  718,827,317           1,741,544    $30,983,582
Shares issued on reinvestment of distributions..........   3,305,160        61,218,966              78,256      1,329,570
Shares redeemed.........................................  (5,560,327)     (109,487,952)            (76,554)    (1,394,575)
                                                         ----------------------------------------------------------------
Net increase............................................  35,117,531    $  670,558,331           1,743,246    $30,918,577
                                                         ================================================================

                                                                             YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                     1997                                1996*
                                                         ----------------------------------------------------------------
                                                           SHARES           AMOUNT               SHARES         AMOUNT
                                                         ----------------------------------------------------------------
CLASS II SHARES:
Shares sold.............................................  19,338,609    $  372,551,484           1,024,931    $18,275,196
Shares issued on reinvestment of distributions..........   1,797,068        33,203,387              49,793        845,981
Shares redeemed.........................................    (754,555)      (14,777,212)            (24,083)      (433,593)
                                                         ----------------------------------------------------------------
Net increase............................................  20,381,122    $  390,977,659           1,050,641    $18,687,584
                                                         ================================================================

*Effective date of Class I and Class II shares was November 1, 1996.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund. In connection with the Merger, FRI and Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
 FEE RATE                    AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------
0.15%          First $200 million
0.135%         Over $200 million up to and including $700 million
0.10%          Over $700 million up to and including $1.2 billion
0.075%         Over $1.2 billion

The Fund reimburses Distributors up to .35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the year of $662,372 and $71,386, respectively.

5. INCOME TAXES

At December 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,203,015,462 was as follows:

                  Unrealized appreciation......................................  $ 745,746,523
                  Unrealized depreciation......................................   (168,429,470)
                                                                                   -----------
                  Net unrealized appreciation..................................  $ 577,317,053
                                                                                   ===========

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 aggregated $3,168,619,416 and $2,002,991,508, respectively.

Transactions in options written during the year ended December 31, 1997 were as follows:

                                                                                             NUMBER
                                                                                          OF CONTRACTS      PREMIUM
                                                                                          --------------------------
Options Outstanding at December 31, 1996................................................         --        $      --
Options written.........................................................................        382           61,291
Options expired.........................................................................         --               --
Options terminated in closing transactions..............................................         --               --
Options exercised.......................................................................       (382)         (61,291)
                                                                                               ----          -------
Options outstanding at December 31, 1997................................................         --               --
                                                                                               ====          =======

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 1997 are as follows:

NUMBER OF SHARES OR                                                                     ACQUISITION
 PRINCIPAL AMOUNT                                 ISSUER                                   DATE            VALUE
--------------------------------------------------------------------------------------------------------------------
     1,669,713        Cape Ann Investors LLC........................................      09/09/97      $  1,546,989
       139,785        CGA Group Ltd. ...............................................      06/10/97           698,925
       249,563        CGA Group Ltd., pfd., A.......................................      06/10/97         6,239,072
        28,572        CGA Group Ltd., pfd., B.......................................      06/10/97           714,300
     1,071,425        CGA Private Trust Company Ltd., FRN 6/10/99...................      06/10/97         1,071,425
        15,356        Cobalt Holdings LLC...........................................      06/10/97             1,535
           500        Distribution Systems SpA......................................      09/27/96            20,669
     1,700,000        Fairchild Semiconductor Corp., 11.74%, 3/14/08................      04/02/97         1,742,500
     1,140,000        Golden Ocean Group Limited, 10.00%, 8/31/01...................      08/26/97           934,800
         1,540        Golden Ocean Group Limited, wts. .............................      08/26/97             7,700
     5,542,938        Hancock LLC...................................................      03/06/97         5,542,938
     1,691,833        Laser Mortgage Management Inc.................................      11/26/97        24,531,578
       557,863        MB-Motori, LLC................................................      12/07/94           546,706
    10,438,000        MSCW Investors II, LLC........................................      12/27/95        17,329,809
        69,056        MWCR Elettronica SRL..........................................      09/27/96            69,056
    13,505,313        MWCR, LLC.....................................................      02/21/95        13,505,313
    12,047,306        RE Acquisition, LLC...........................................      04/01/97        12,047,306
       152,073        St. George Holdings Ltd., A...................................      06/10/97            15,207
         1,495        St. George Holdings Ltd., B...................................      06/10/97               150
           500        Sweda Industrie Elettroniche SpA..............................      09/27/96            20,669
     1,101,955        Value Property Trust..........................................      12/31/93        16,488,002
         6,879        Value Property Trust, wts. ...................................      03/13/96            39,554
        71,400        Viasystems Inc. , pfd., B.....................................      12/12/97         1,517,250
                                                                                                          ----------
Total Restricted Securities (Total Cost $95,092,606) (2.10% of Net Assets)..........                    $104,631,453
                                                                                                          ==========

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 1997, were $360,979,087. For the period ended 12/31/97, dividend income from "affiliated

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

8. INVESTMENT IN AFFILIATES (CONTINUED)
companies" was $5,138,292 and net realized gains from disposition of "affiliated companies" were $56,521,630.

                                 NUMBER OF                               NUMBER OF                                     REALIZED
                                SHARES HELD      GROSS       GROSS      SHARES HELD       VALUE      DIVIDEND INCOME    CAPITAL
        NAME OF ISSUER         DEC. 31, 1996   ADDITIONS   REDUCTIONS  DEC. 31, 1997  DEC. 31, 1997  1/1/97-12/31/97  GAIN/(LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Distribution Systems SpA......          500            --         --            500   $     20,669              --            --
Hancock LLC...................           --     5,620,450     77,512      5,542,938      5,542,938              --            --
MSCW Investors II, LLC........   10,438,000            --         --     10,438,000     17,329,809              --            --
MWCR Elettronica SRL..........       69,056            --         --         69,056         69,056              --            --
MWCR, LLC.....................   10,902,934     3,414,258    811,878     13,505,313     13,505,313              --    $   (1,544)
RE Acquisition LLC............           --    31,059,503  19,012,197    12,047,306     12,047,306              --     3,371,023
Regent Kingpin Chile Value
 Fund.........................      212,505            --         --        212,505        303,883              --      (298,757)
Regent Kingpin Chile Value
 Fund, Warrants**.............       16,347                   16,347             --             **              --         2,125
Sweda Industrie Elettroniche
 SpA..........................          500            --         --            500         20,669              --            --
                                                                                      -------------------------------------------
   TOTAL CONTROLLED
     AFFILIATES...............                                                        $ 48,839,643     $        --    $3,072,847
                                                                                      -------------------------------------------
NON CONTROLLED AFFILIATES
A Pressen AS..................      537,200        52,800         --        590,000   $ 13,000,000     $    99,913            --
Aamulehti Yhtmae Oy-II........      420,500       213,450         --        633,950     21,173,548         249,306            --
Alliance Bancorp of New
 England, Inc.................           --       133,733         --        133,733      2,206,594           6,686            --
American National Bank Corp...      331,500            --    331,500             --             **          20,130    $1,892,742
Ambassador Apartments, Inc....           --       887,500    100,000        787,500     16,192,969         355,000      (194,354)
Atlantic Bancorp, Class A.....      290,406            --    290,406             --             **              --     2,032,842
Atlantic Bancorp, Class C.....       17,387            --     17,387             --             **              --       121,709
Aviva Petroleum Inc...........      385,000            --    385,000             --             **              --       (95,086)
Aviva Petroleum Inc.,
 Depositary Shares............      201,788            --    201,788             --             **              --      (717,808)
BNH Bancshares, Inc...........      269,750            --    269,750             --             **              --     2,292,895
Bank Rhode Island.............      228,300            --         --        228,300      2,283,000              --            --
Cellular Communications
 International, Inc...........           --       449,000         --        449,000     20,990,750              --            --
Chicago Bridge and Iron
 Company......................           --       840,000     64,400        775,600     12,603,500         134,472       304,370
Civic Bancorp.................      385,866        17,543    113,700        289,709      5,649,331              --       861,606
Continental Information
 Systems Inc..................      426,553        71,656         --        498,209      1,307,798              --            --
DT Industries, Inc............           --     1,130,300         --      1,130,300     38,430,200          34,272            --
First Union Real Estate Equity
 & Mortgage Investments,
 Series A Conv. Pfd...........      554,000            --         --        554,000             **       2,770,000            --
Gendis Inc., A................           --     1,567,500         --      1,567,500     23,308,754         164,202            --
Inso Corporation..............           --       961,500         --        961,500     11,117,344              --            --
ISB Financial Corp............      510,000            --    510,000             --             **           6,750     2,691,270
Laser Mortgage Management,
 Inc..........................           --     1,691,833         --      1,691,833     24,531,578         219,938            --
Little Falls Bancorp..........      290,000            --    120,000        170,000      3,421,250          30,100       265,320
Mark Centers Trust............           --       463,400         --        463,400      4,170,600         185,360            --
MB-Motori, LLC................      557,863            --         --        557,863        546,706              --            --

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

8. INVESTMENT IN AFFILIATES (CONTINUED)
NAME OF ISSUER                     NUMBER OF                               NUMBER OF                                   REALIZED
                                 SHARES HELD        GROSS       GROSS    SHARES HELD          VALUE  DIVIDEND INCOME    CAPITAL
                               DEC. 31, 1996    ADDITIONS  REDUCTIONS  DEC. 31, 1997  DEC. 31, 1997  1/1/97-12/31/97  GAIN/(LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
MIF Ltd.......................      322,875         6,457         --        329,332             **              --            --
Monarch Bancorp...............    3,400,000            --  3,400,000             --             **              --            --
North Central Bancshares,
 Inc..........................      332,500            --      9,000        323,500      6,429,563          82,000        59,620
Pacific Bank N.A..............           --       196,231         --        196,231      8,830,395          43,754            --
Pacific Forest Products
 Ltd..........................    3,689,400       199,000  3,888,400             --             **              --    28,056,743
Rancho Santa Fe National
 Bank.........................      347,223            --         --        347,223      4,861,122              --            --
Regent Bancshares Corp........           --       155,832         --        155,832      2,181,648              --            --
Scientific Games Holdings
 Corp.........................           --       785,700         --        785,700     15,910,425              --            --
Smithway Motor Xpress Corp.,
 A............................      350,000            --    115,000        235,000      3,055,000              --       657,960
Summit Care Corp..............           --       887,300         --        887,300     14,529,538              --            --
Tecnost Mael SpA..............           --     3,801,000         --      3,801,000      7,713,731          77,844            --
Tolland Bank..................      100,300        33,433    133,733             --             **          11,702            --
Transport Corp. of America,
 Inc..........................      385,000            --         --        385,000      6,063,750              --            --
United Dental Care Inc........           --       534,300         --        534,300      5,743,725              --            --
Value Property Trust..........    1,101,955            --         --      1,101,955     16,488,002              --            --
Value Property Trust,
 Warrants.....................        6,879            --         --          6,879         39,554              --            --
Western Bancorp...............           --       586,638         --        586,638     19,359,069          87,995            --
Yorkshire-Tyne Tees TV
 Holdings, PLC................    1,350,000       249,280  1,599,280             --             **         558,868    15,218,954
                                                                                      ------------------------------------------
   TOTAL NON CONTROLLED
     AFFILIATES...............                                                        $312,139,444   $   5,138,292    $53,448,783
                                                                                      ------------------------------------------

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of December 31, 1997, no longer an affiliate.

9. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

9. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK (CONTINUED)
As of December 31, 1997, the Fund had the following forward exchange contracts outstanding:

                                                                                 IN          SETTLEMENT          UNREALIZED
                         CONTRACTS TO BUY:                                  EXCHANGE FOR        DATE            GAIN/(LOSS)
-------------------------------------------------------------------
                                                                           -------------------------------------------------
         940,615 British Pounds....................................   U.S. $     1,501,362     1/20/98     U.S. $    41,911
      18,974,831 French Francs.....................................              3,178,364     6/11/98                2,859
     149,148,158 Hong Kong Dollars.................................             19,040,963     1/14/98              194,859
                                                                      --------------------                          -------
                                                                      U.S. $    23,720,689                          239,629
                                                                      --------------------                          -------
CONTRACTS TO SELL:
-------------------------------------------------------------------
      32,323,359 Australian Dollars................................             22,903,524      2/6/98            1,819,186
     971,302,461 Belgium C Francs..................................             27,437,923      2/9/98            1,216,515
      41,706,855 British Pounds....................................             69,280,756     1/20/98              852,025
       9,899,392 British Pounds....................................             16,581,481     1/30/98              347,647
      33,385,270 British Pounds....................................             56,454,492     2/17/98            1,751,265
      31,610,339 British Pounds....................................             52,093,839     3/18/98              374,590
      50,875,000 British Pounds....................................             83,700,490     4/15/98              577,743
      35,188,217 British Pounds....................................             59,323,269     5/18/98            1,918,605
      71,514,105 Canadian Dollars..................................             50,347,864     1/30/98              248,662
     180,428,465 Canadian Dollars..................................            130,729,628     2/27/98            4,239,503
     653,748,979 Danish Krone......................................             96,751,559     1/26/98            1,207,282
       8,611,723 Dutch Guilders....................................              4,368,461      3/9/98              103,632
     109,837,573 Dutch Guilders....................................             55,774,562     3/17/98            1,351,947
      60,018,538 Dutch Guilders....................................             30,129,788     6/10/98              249,077
     633,421,877 Finnish Markka....................................            118,492,252      3/3/98            1,803,942
     397,220,600 French Francs.....................................             66,270,580     1/20/98              191,596
     345,065,897 French Francs.....................................             59,611,461     2/17/98            2,116,481
      51,337,887 French Francs.....................................              8,813,996     2/27/98              255,285
     430,572,228 French Francs.....................................             74,316,730     4/17/98            2,341,351
     312,289,665 French Francs.....................................             52,602,421     6/11/98              242,691
         271,184 German Mark.......................................                152,591     2/18/98                1,418
      55,123,217 German Mark.......................................             31,095,276     3/18/98              317,125
  94,954,632,617 Italian Lira......................................             54,000,587      7/2/98              269,182
     221,021,200 Japanese Yen......................................              1,783,148     6/19/98               46,770
      51,593,710 New Zealand Dollars...............................             32,091,288     2/17/98            2,249,601
     559,732,014 Norwegian Krone...................................             77,950,591      3/9/98            1,754,555
      12,173,175 Norwegian Krone...................................              1,750,000     3/10/98               92,786
   1,284,290,255 Spanish Peseta....................................              8,555,376     2/18/98              114,853
      48,138,510 Swedish Krona.....................................              6,200,000     1/12/98              135,015
     124,875,762 Swedish Krona.....................................             16,213,698     1/21/98              476,431
     527,019,508 Swedish Krona.....................................             69,307,516     2/17/98            2,841,605
     616,301,472 Swedish Krona.....................................             82,150,527     3/18/98            4,367,995

MUTUAL DISCOVERY FUND
Notes to Financial Statements  (continued)

9. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK (CONTINUED)
                                                                                 IN          SETTLEMENT          UNREALIZED
                                         CONTRACTS TO SELL (CONT.):         EXCHANGE FOR        DATE            GAIN/(LOSS)
-------------------------------------------------------------------
                                                                           -------------------------------------------------
      94,230,172 Swedish Krona.....................................   U.S. $    12,393,815     4/21/98     U.S. $   492,334
     260,626,364 Swedish Krona.....................................             34,978,837     5/15/98            1,045,062
      99,787,664 Swiss Francs......................................             70,315,415     6/10/98              779,423
                                                                      --------------------                       ----------
                                                                      U.S. $ 1,634,923,741                       38,193,180
                                                                      --------------------
      Net unrealized gain on offsetting forward exchange
  contracts........................................................                                               2,067,048
                                                                                                                 ----------
        Unrealized gain on forward exchange contracts..............                                              40,499,857
                                                                                                                 ----------
                         CONTRACTS TO BUY:
-------------------------------------------------------------------
     115,758,309 Belgium C Francs..................................   U.S. $     3,289,422      2/9/98             (164,396)
      30,000,000 British Pounds....................................             50,666,400     2/18/98           (1,512,315)
       8,100,000 British Pounds....................................             13,432,825     3/18/98             (180,012)
         271,184 German Mark.......................................                153,248     2/18/98               (2,075)
      25,665,989 German Mark.......................................             14,495,925     3/18/98             (165,272)
       4,000,000 Hong Kong Dollars.................................                515,929     1/14/98                  (44)
      12,200,000 New Zealand Dollars...............................              7,628,660     2/17/98             (572,207)
      40,700,000 Norwegian Krone...................................              5,629,128      3/9/98              (88,657)
      69,129,138 Spanish Peseta....................................                463,394     2/18/98               (9,068)
      99,654,607 Swedish Krona.....................................             12,904,756     1/21/98             (345,945)
      65,501,497 Swedish Krona.....................................              8,320,609     5/15/98              (43,582)
                                                                      --------------------                       -----------
                                                                      U.S. $   117,500,296                       (3,083,573)
                                                                      --------------------                       -----------
CONTRACTS TO SELL:
-------------------------------------------------------------------
      51,092,556 British Pounds....................................             82,412,292     1/20/98           (1,415,623)
      30,000,000 British Pounds....................................             47,271,900     2/18/98           (1,882,185)
      45,174,454 British Pounds....................................             71,551,818     3/18/98           (2,360,354)
      47,372,531 British Pounds....................................             76,743,499     6/18/98             (427,161)
       3,540,955 Canadian Dollars..................................              2,471,698     2/27/98              (10,703)
      38,090,118 Dutch Guilders....................................             18,764,529      3/9/98              (99,043)
       1,845,600 French Francs.....................................                300,000     1/20/98               (7,022)
     636,275,324 French Francs.....................................            105,685,401     2/27/98             (390,187)
     183,788,583 Hong Kong Dollars.................................             23,658,181     1/14/98              (45,260)
     495,854,524 Norwegian Krone...................................             67,243,629     3/10/98             (260,303)
   2,194,532,903 Spanish Peseta....................................             14,114,351     2/18/98             (308,387)
       3,290,342 Swedish Krona.....................................                414,255     1/12/98                 (296)
      14,593,194 Swedish Krona.....................................              1,815,729     1/21/98              (23,355)
     314,115,850 Swedish Krona.....................................             39,416,234     2/17/98             (198,991)
     200,000,000 Swedish Krona.....................................             25,247,743     5/15/98              (25,045)
                                                                      --------------------                ------------------
                                                                      U.S. $   577,111,259                       (7,453,915)
                                                                      --------------------                ------------------
        Unrealized loss on forward exchange contracts..............                                             (10,537,488)
                                                                                                          ------------------
          Net unrealized gain on forward exchange contracts........                                        U.S. $29,962,369
                                                                                                          ------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors and Shareholders of Franklin Mutual Series Fund Inc.

We have audited the accompanying statement of assets and liabilities of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund"), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1997, the results of its operations for the year then ended, the statement of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                           [ERNST & YOUNG LLP SIGNATURE]

Boston, Massachusetts
January 30, 1998

MUTUAL DISCOVERY FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 4.38% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1997.

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1

BOARD OF DIRECTORS
Michael F. Price (Chairman)
Peter A. Langerman
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Barry F. Schwartz
Vaughn R. Sturtevant, M.D.
Robert E. Wade

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301-(Class I & II)
1-800-448-FUND-(Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Discovery Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

477 A97 12/97                          [RECYCLED LOGO] Printed on recycled paper